RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2014
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

18. RELATED PARTY BALANCES AND TRANSACTIONS

Related party balances:

           The amount due from related party of $4,216,925 as of December 31, 2014 consists of (i) a trade receivable of $1,499,294 fromGaochuangte, the Company's 40% owned affiliate, for solar power products sold, (ii) prepayments for bidding of $2,717,631 to the affiliate CSI Skypower, the Company's 50% owned affiliate. No amount was due as of December 31, 2014.

           The amount due from related party of $4,688,692 as of December 31, 2013 is a trade receivable from the affiliate Gaochuangte, the Company's 40% owned affiliate, for module products sold.

           The amount due to related party of $17,592,403 as of December 31, 2014 consists of (i) a government award of $81,713, payable to Dr. Shawn Qu, Chairman, President, Chief Executive Officer, and major shareholder of the Company, which was initially paid to the Company, (ii) a trade payable of $17,510,690 to Gaochuangte for the EPC service fees.

           The amount due to related party of $19,871,718 as of December 31, 2013 consists of (i) a government award of $360,839, payable to Dr. Shawn Qu, which was initially paid to the Company, and (ii) a trade payable of $19,510,879 to Gaochuangte for the EPC service fees.

Related party transactions:

Guarantees and loans

           Dr. Shawn Qu fully guaranteed a one-year RMB1,001 million, RMB1,866 million and RMB888 million ($145.1 million) loan facilities from Chinese commercial banks in 2012, 2013 and 2014, respectively. Amounts drawn down from the facilities as at December 31, 2013 and 2014 were $30,167,927 and $145,095,321, respectively.

           In January 2014, Dr. Shawn Qu loaned the Company an aggregate of $25.0 million at an interest rate of 4.27%. The Company repaid the loans, including interest of $112,087.5 in January and February 2014. As of December 31, 2014, the Company had no outstanding borrowings with Dr. Shawn Qu.

           In May, June and August of 2013, Dr. Shawn Qu loaned the Company an aggregate of $13.0 million at an interest rate of 4.27%. The Company fully repaid the loans, including interest of $241,729 in November and December 2013 and subsequently had no outstanding borrowings with Dr. Shawn Qu.

           In October 2014, SZSP guaranteed loan facilities from Chinese banks for GCL-CSI (Suzhou) Photovoltaic Technology Co., Ltd of $6,077 (RMB37.2 million) in total due within three years.

Sales and purchase contracts with affiliates

           In 2014, the Company sold solar power products to Gaochuangte in the amount of $2,568,369 (RMB15,739,750).

           In 2013, the Company sold solar power products to Gaochuangte in the amount of $16,390,032 (RMB100,879,336).

           In 2014, the Company incurred costs of $5,514,704 (RMB33,884,201) to Gaochuangte for EPC services related to the Company's solar power projects. These amounts were recorded in project assets.

           In 2013, the Company incurred costs of $53,288,764 (RMB330,254,003) to Gaochuangte for EPC services related to the Company's solar power projects. These amounts were recorded in project assets.